BELMONT THETA INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2021 (Unaudited)

U.S. GOVERNMENT & AGENCIES(a)(b) — 91.91%				Principal Amount	Fair Value

United States Treasury Bill, 0.09%, 5/20/2021				$ 1,000,000	$ 999,998
United States Treasury Bill, 0.07%, 8/12/2021				2,000,000	1,999,958
United States Treasury Bill, 0.08%, 11/4/2021				2,000,000	1,999,713
United States Treasury Bill, 0.06%, 12/2/2021				2,000,000	1,999,704
United States Treasury Bill, 0.06%, 12/31/2021				1,000,000	999,816
United States Treasury Bill, 0.04%, 1/27/2022				2,000,000	1,999,544
United States Treasury Bill, 0.03%, 3/24/2022				2,000,000	1,999,264

Total U.S. Government & Agencies (Cost $11,996,466)					11,997,997

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
CALL OPTIONS PURCHASED — 0.02%
S&P 500 Index (c)	99	$ 41,393,583	$ 4,425 .00	May 2021	1,980

Total Options Purchased (Cost $4,576)					1,980

Total Investments — 91.93% (Cost $12,001,042)					11,999,977

Other Assets in Excess of Liabilities — 8.07%					1,054,231

NET ASSETS — 100.00%					$ 13,054,208

(a)	All of these securities are held as collateral for options.
(b)	The rate shown represents effective yield at time of purchase.
(c)	Non-income producing.

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
April 30, 2021 (Unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
WRITTEN CALL OPTIONS (0.51)%
S&P 500 Index(a)	(99)	$ (41,393,583)	$ 4,280 .00	May 2021	$ (65,835)

Total Written Options (Premiums Received $111,839)					$ (65,835)

(a) Non-income producing.